Contract Assets and Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Schedule of Contract Liabilities [Abstract]
Billings in advance of performance obligation under contracts	$ 752,186	[1]	$ 2,322,911	[1]	$ 1,144,047

[1]
(a)	Contract liabilities, net from joint ventures were US$nil and US$359,629 as of March 31, 2026 and 2025, respectively.